Client Name:
Client Project Name:	GSMBS 2026-CES3
Start - End Dates:	6/3/2024 - 1/8/2026
Deal Loan Count:	882

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	3
Credit	LTV/CLTV	CRDLTV3030	CLTV Exceeds Guideline Requirement by less than 5%	1
Credit	Title	CRDTIL865	Title incomplete	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Property Valuations	Appraisal	PRVAAPPR108	Declining Property Values	1
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM2970	TILA - Loan is a non-QM loan with documented ATR UW factors; points and fees exceed client's 3% guideline.	4
Compliance	State Consumer Protection	CMPSTCP1770	XXX CSPA; Required Closing Disclosure not provided to borrower	1
Compliance	Texas Home Equity	CMPXXHE320	XXX Equity - XXX Equity : Missing XXX.42 Title Endorsement	13
Compliance	Texas Home Equity	CMPXXHE321	XXX Equity - XXX Equity : Missing XXX.42.1 Title Endorsement	13
Compliance	Borrower's Interest	CMPBI1623	XXX Borrower Interest; Worksheet missing	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	1
Total				49

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